Expense Example - Invesco SteelPath MLP & Energy Infrastructure ETF - Invesco SteelPath MLP & Energy Infrastructure ETF	Feb. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240